                                                                       Y

                                FEBRUARY 1, 2002
                       SUPPLEMENT NO. 2 TO PROSPECTUS FOR
                     BOSTON CAPITAL TAX CREDIT FUND IV L.P.
                                      DATED
                                 AUGUST 1, 2001
                   (SUPPLEMENT OFFERING BCTC IV SERIES 42 AND
                  IDENTIFYING CERTAIN ANTICIPATED INVESTMENTS)

This Supplement is part of, and should be read in conjunction with, Boston Capital's Prospectus. Capitalized terms used herein but not defined have the meanings ascribed to them in the Prospectus.

SERIES 42'S PURPOSE--

- To invest in other limited partnerships that will each develop, own and operate an apartment complex used as low and moderate-income housing.

TERMS OF OFFERING--

- Series 42 is offering at least 250,000 ($2.5 million) and up to 3,500,000 ($35 million) Beneficial Assignee Certificates that are the equivalent of limited partnership interests in Series 42;

- the price of the certificates is $10 each with a minimum investment of $5,000;

-    this offering will end no later than July 31, 2002; and

- your money will be held in escrow until at least 250,000 certificates are sold.

SERIES 42'S INVESTORS WILL RECEIVE--

-    federal housing tax credits;

-    tax losses that can offset passive income from any other investments; and

-    profits, if any, from the sale of the apartment complexes.

           PRIOR PERFORMANCE OF BOSTON ASSOCIATES AND ITS AFFILIATES

Boston Capital Tax Credit Fund IV L.P. (the "Fund") has issued other series in other offerings - Series 20 to Series 41. The Fund has issued a total of 66,567,867 certificates, raised $665,345,760 and admitted 71,184 investors within Series 20 through 41. See "Prior Performance of Boston Associates and Its Affiliates" in the Prospectus for information about Series 20 through 38.

                          NEW LEGISLATIVE DEVELOPMENTS

On December 15, 2000, the United States Congress passed a bill which revised certain provisions of the federal housing tax credit. When the initial legislation was enacted in 1986 creating the federal housing tax credit, the tax credit allocable to each state per year was limited to an amount of $1.25 for each resident in the state. Among the many provisions in this bill, was an increase of the $1.25 cap on the federal housing tax credit to $1.75 per state resident. The increase is in two steps - to $1.50 in 2001 and to $1.75 in 2002.

Thereafter, this legislation calls for an automatic adjustment indexed for inflation beginning in 2003. This means that through bi-partisan support, additional incentives should be available to finance the construction and rehabilitation of housing for low and moderate income people.

                 INVESTMENT OBJECTIVES AND ACQUISITION POLICIES

Series 42's principal business is to invest, as a limited partner, in other limited partnerships (the "Operating Partnerships"), each of which will develop, own and operate an apartment complex which is expected to qualify for federal housing tax credits in order to achieve the investment goals set forth in the Prospectus.

To achieve its investment objectives, Series 42 will invest in apartment complexes with a goal of generating tax credits, upon completion and occupancy of all the apartment complexes, averaging approximately $.975 to $1.025 per certificate annually--9.75%-10.25% annual tax credit as a percentage of capital invested--for the ten-year credit period. After consulting with the underwriter regarding tax-free returns currently available to investors in other similar tax credit investments, Series 42 has selected as an investment objective a 9.75%-10.25% annual tax credit as a percentage of capital invested. No additional tax credits will be available for the remaining term of the fifteen-year federal housing tax credit compliance period. This calculation assumes:

-    the applicability of current tax law;

- each apartment complex is occupied with qualifying individuals throughout the fifteen-year federal housing tax credit compliance period; and

-    investors cannot use any passive tax losses generated by Series 42.

POSSIBLE INTERNAL RATE OF RETURN

The internal rate of return is the rate at which the present value of your future tax benefits would equal the cost of your investment. In essence, it illustrates your future tax credit benefit as a return of principal and interest in today's dollars.

For investors in the 10%-38.6% tax bracket respectively, the tax-free rate of return goal is approximately 1.8%-3.9%, exclusive of any cash available for distribution, if:

- none of the apartment complexes invested in has any value at the end of the fifteen-year federal housing tax credit compliance period; and

- investors do use for tax purposes the assumed loss of the investor's entire capital contributions.

The tax-free rate of return will exceed 1.8%-3.9% if:

- the value of the apartment complexes exceeds indebtedness plus sale expenses; and

-    investors receive distributions from these sales or refinancings.

In accordance with the rules for the allocation of federal housing tax credits, Series 42's investment goal is for the following annual tax-free amounts for each $10,000 investment in Series 42: $150-$250 in 2002; $600-$800 in 2003;

$975-$1,025 in 2004-2011; $800-$900 in 2012; and $400-$500 in 2013. This tax
credit investment goal is not a forecast of anticipated tax credits, nor does it represent a yield or return on investment. Rather it is an investment goal of Series 42 for the credit period applicable to its investments. There is no assurance that any particular tax-free internal rate of return will be achieved.

The attainment of Series 42's investment objectives will depend on many factors, including the ability of Boston Associates to select suitable investments on a timely basis, the timely completion and successful management of such investments and future economic conditions in the United States. Accordingly, there can be no assurance that Series 42 will meet its investment objectives.

                             ANTICIPATED INVESTMENTS

Series 42 expects to invest in the ten Operating Partnerships described below. Each Operating Partnership will use a significant part of the funds invested by Series 42 to pay fees to the Operating General Partners. See the table entitled "Terms of Investment in Operating Partnerships" in this Supplement.

While Boston Associates believes that Series 42 is reasonably likely to acquire interests in the apartment complexes described below, it may not be able to do so. Before any acquisition is made, Boston Associates will complete its due diligence review as to the Operating Partnership and its apartment complex. This process will include the review and analysis of information concerning, among other matters, market competition and environmental factors. If any significant adverse information is obtained by Boston Associates, either action will be taken to mitigate the adverse factor(s), or the acquisition will not be made. It is also possible that the acquisition terms may differ significantly from those described below. Accordingly, investors should not rely on the ability of Series 42 to invest in these apartment complexes or under the described investment terms in deciding whether to invest in Series 42. If Series 42 raises the entire $35 million, the anticipated acquisition of the Operating Partnership interests, described below, will represent approximately 75% of the total money which Series 42 currently expects to spend.

                MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL
                       CONDITION AND RESULTS OF OPERATIONS

Because Series 42 is currently in the offering phase, it has no material assets or any operating history. Series 42 expects to acquire interests in the following 10 Operating Partnerships, which will develop, own and operate apartment complexes, 8 of which are to be newly constructed and 2 of which are to be rehabilitated:

                                                             OPERATING GENERAL
                   PARTNERSHIP                                  PARTNER(S)
   --------------------------------------------------   -------------------------
1. Amherst Elderly L.P.                                 Great Bridge Properties
     (the "Amherst Partnership")                        Sougehan Valley Interfaith
     New Construction                                   Housing Corporation
2. Bellamy Mills L.P.                                   Great Bridge Properties
     (the "Bellamy Mills Partnership")
     Property Rehabilitation

                                                             OPERATING GENERAL
                   PARTNERSHIP                                  PARTNER(S)
   --------------------------------------------------   -------------------------
3.  Crittenden County Partner L.P.                      Park Plaza III, LLC
     (the "Crittenden Partnership")
     New Construction
4.  Dorchester Court LDHA L.P.                          Royal Castle
     (the "Dorchester Court Partnership")
     New Construction
5.  Harbor Pointe II/MHT LDHA L.P.                      MHT Properties XV
     (the "Harbor Pointe Partnership")
     New Construction
6.  Lynnelle Landing L.P.                               Douglas E. Pauley
     (the "Lynnelle Landing Partnership")
     New Construction
7.  Center Street Urban Renewal Association             Conifer Realty, LLC
     (the "Merchantville Senior Housing Partnership")
     New Construction
8.  Schoolhouse Apartments L.P.                         Wabuck Development
     (the "Schoolhouse Partnership")                    Company
     New Construction
9.  Signature Station L.P.                              Universal Development
     (the "Signature Station Partnership")              Corporation
     New Construction
10. Strawberry Lane L.P.                                Conifer Realty LLC
     (the "Strawberry Lane Partnership")
     Property Rehabilitation

None of the Operating General Partners or the management companies are affiliated with Boston Associates.

Permanent mortgage loan financing for the apartment complexes will be provided from a variety of sources. Boston Associates believes that each of the apartment complexes will have adequate property insurance. The tables included in this Supplement describe in greater detail information concerning the apartment complexes and the anticipated terms of investment in each Operating Partnership.

The priority return base for Series 42 is $1.00 per certificate (10%). The priority return base is the level of return that investors must receive before Boston Associates may receive a 5% share in the proceeds from the sale or refinancing of apartment complexes. In establishing the priority return base, Boston Associates does not represent that Series 42 is expected to provide this level of return to investors. Boston Associates will receive fees and compensation for services prior to investors receiving the priority return.

                                            INFORMATION CONCERNING THE APARTMENT COMPLEXES
   OPERATING                               BASIC      GOVERNMENT       PERMANENT    MORTGAGE   ANNUAL                     ANNUAL
   PARTNERSHIP    LOCATION      NUMBER    MONTHLY     ASSISTANCE       MORTGAGE     INTEREST   RESERVE    MANAGEMENT    MANAGEMENT
   NAME          OF PROPERTY   OF UNITS   RENTS(1)    ANTICIPATED        LOAN         RATE     AMOUNT        AGENT         FEE
   -----------  -------------  -------- --------    ---------------  -------------  ---------  ---------  ------------  ------------
1. Amherst      Amherst,            42  $607-       HOME Investment  New Hampshire       7%    $  12,600  Stewart       5.72% of net
   Partnership  New Hampshire           $1,100 1BR  Partnership      Housing                              Property      rental
                                        $752-       Program(2)       Finance                              Management    income
                                        $1,275 2BR                   Authority
                                                                     $3,040,000(2)

2. Bellamy      Dover,              30  $466 1BR    HOME Investment  Boston              7.75% $   9,000  Stewart       6% of net
   Mills        New Hampshire           $556-       Partnerships     Capital                              Property      rental
   Partnership                          $798 2BR    Program(3b)      Finance, LLC                         Management    income
                                                                     $770,000(3a)
                                                                     State of            5.72%
                                                                     New Hampshire
                                                                     $550,000(3b)

3. Crittenden   West Memphis,       24  $346-       Federal Housing  AmSouth Bank        7.25% $   4,800  Park          4% of net
   Partnership  Arkansas                $555 3BR    Tax Credits      $810,000(4)                          Management,   rental
                                                                                                          Inc.          income

4. Dorchester   Port Huron         131  $432-       Federal          Independent         8%    $  26,000  Sterling      4% of net
   Court        Township,               $620 1BR    Housing          Bank                                 Management    rental
   Partnership  Michigan                $504-       Tax Credits      $3,900,000(5)                                      income
                                        $650 2BR
                                        $599-
                                        $650 3BR

5. Harbor       Benton              72  $303-       Federal          Boston              8%    $  14,400  Southeastern  6.23% of net
   Pointe       Township,               $430 1BR    Housing          Capital                              Michigan      rental
   Partnership  Michigan                $364-       Tax Credits      Finance, LLC                         Housing, LLC  income
                                        $510 2BR                     $1,660,000(6)

6. Lynnelle     Charleston,         56  $363-       U.S.             West Virginia       7%    $  11,198  Encore        6.25% of net
   Landing      West Virginia           $405 1BR    Department       Housing                              Management    rental
   Partnership                          $465 2BR    of Agriculture   Development                                        income
                                        $525 3BR    538 Rural        Fund
                                                    Housing          $1,443,096(7a)
                                                    Guarantee        West Virginia       2%
                                                    Loan Program(7a) Housing
                                                                     Development
                                                                     Fund $170,000(7b)

   OPERATING                               BASIC      GOVERNMENT       PERMANENT    MORTGAGE   ANNUAL                     ANNUAL
   PARTNERSHIP     LOCATION     NUMBER    MONTHLY     ASSISTANCE       MORTGAGE     INTEREST   RESERVE    MANAGEMENT    MANAGEMENT
   NAME           OF PROPERTY  OF UNITS   RENTS(1)    ANTICIPATED        LOAN         RATE     AMOUNT        AGENT         FEE
   -----------   ------------- -------- --------    ---------------  -------------  ---------  ---------  ------------  ------------
7. Merchantville Merchantville,     74  $481-       New Jersey       Boston              7.75% $  22,200  Realty        5.99% of net
   Senior        New Jersey             $800 1BR    Department of    Capital                              Corporation   rental
   Housing                              $572-       Community        Finance, LLC                                       income
   Partnership                          $1,000 2BR  Affairs(8b)      $1,862,978(8a)
                                                    HOME             State of            0%
                                                    Investment       New Jersey
                                                    Partnerships     $2,085,900(8b)
                                                    Program(8c)      City of             0%
                                                                     Merchantville
                                                                     $550,000(8c)

8. Schoolhouse   Corbin,            40  $320 2BR    Federal          Federal             2%    $  10,000  Homeland Inc. 5% of net
   Partnership   Kentucky               $367 3BR    Housing          Home Loan                                          rental
                                                    Tax Credits      Bank $589,000(9)                                   income

9. Signature     Lithonia,         262  $625-       Federal          Georgia             5.73% $  78,600  Signature     5% of net
   Station       Georgia                $700 1BR    LIHTC;           Department of                        Management,   rental
   Partnership                          $725-       Georgia          Community                            Inc           income
                                        $800 2BR    State LIHTC      Affairs
                                        $830-                        $17,000,000(10)
                                        $935 3BR

10.Strawberry    Clayton,           71  $270-       Federal          Clayton             7%    $  20,920  Conifer       6% of net
   Lane          New York               $544 1BR    Housing          Housing                              Realty        rental
   Partnership                          $299 2BR    Tax Credits      Authority                            Association   income
                                                                     $469,482(11a)
                                                                     Clayton             1%
                                                                     Housing
                                                                     Authority
                                                                     $722,897(11b)
                                                                     Development         4%
                                                                     Authority of
                                                                     the North County
                                                                     $400,000(11c)
                                                                     Clayton Housing     6%
                                                                     Authority
                                                                     $683,992(11d)

----------
(1)  Exclusive of utilities, unless indicated otherwise.

(2) The terms of the Amherst Partnership's anticipated permanent first mortgage loan in the amount of $3,040,000 are expected to include a term of 40 years, an interest rate of 7% and payments of principal and interest on the basis of a 40-year amortization schedule.
(3) (a) The terms of the Bellamy Mills Partnership's anticipated permanent first mortgage loan in the amount of $770,000 are expected to include a term of 30 years, an interest rate of 7.75% and payments of principal and interest on the basis of a 30-year amortization schedule.
     (b) The terms of the Bellamy Mills Partnership's anticipated permanent second mortgage loan in the amount of $550,000 are expected to include a term of 30 years, an interest rate of 5.72% and payments of principal and interest on the basis of a 30-year amortization schedule.
(4) The terms of the Crittenden Partnership's anticipated permanent first mortgage loan in the amount of $810,000 are expected to include a term of 30 years, an interest rate of 7.25% and payments of principal and interest on the basis of a 30-year amortization schedule.
(5) The terms of the Dorchester Court Partnership's anticipated permanent first mortgage loan in the amount of $3,900,000 are expected to include a term of 30 years, an interest rate of 8% and payments of principal and interest on the basis of a 30-year amortization schedule.
(6) The terms of the Harbor Pointe Partnership's anticipated permanent first mortgage loan in the amount of $1,660,000 are expected to include a term of 30 years, an interest rate of 8% and payments of principal and interest on the basis of a 30-year amortization schedule.
(7) (a) The terms of the Lynnelle Landing Partnership's anticipated permanent first mortgage loan in the amount of $1,443,096 are expected to include a term of 30 years, an interest rate of 7% and payments of principal and interest on the basis of a 30-year amortization schedule.
     (b) The terms of the Lynnelle Landing Partnership's anticipated permanent second mortgage loan in the amount of $170,000 are expected to include a term of 20 years, an interest rate of 2% and payments of principal and interest on the basis of a 20-year amortization schedule.
(8) (a) The terms of the Merchantville Senior Housing Partnership's anticipated permanent first mortgage loan in the amount of $1,862,978 are expected to include a term of 30 years, an interest rate of 7.75% and payments of principal and interest on the basis of a 30-year amortization schedule.
     (b) The terms of the Merchantville Senior Housing Partnership's anticipated permanent second mortgage loan in the amount of $2,085,900 are expected to include a term of 30 years, an interest rate of 0% and payments of principal and interest on the basis of a 30-year amortization schedule.
     (c) The terms of the Merchantville Senior Housing Partnership's anticipated permanent third mortgage loan in the amount of $550,000 are expected to include a term of 30 years, an interest rate of 0% and payments of principal and interest on the basis of a 30-year amortization schedule.
(9) The terms of the Schoolhouse Partnership's anticipated permanent first mortgage loan in the amount of $589,000 are expected to include a term of 30 years, an interest rate of 2% and payments of principal and interest on the basis of a 30-year amortization schedule.
(10) The terms of the Signature Station Partnership's anticipated permanent first mortgage loan in the amount of $17,000,000 are expected to include a term of 30 years, an interest rate of 5.73% and payments of principal and interest on the basis of a 30-year amortization schedule.
(11) (a) The terms of the Strawberry Lane Partnership's anticipated permanent first mortgage loan in the amount of $469,482 are expected to include a term of 30 years, an interest rate of 7% and payments of principal and interest on the basis of a 50-year amortization schedule.
     (b) The terms of the Strawberry Lane Partnership's anticipated permanent second mortgage loan in the amount of $722,897 are expected to include a term of 35 years, an interest rate of 1% and payments of principal and interest on the basis of a 50-year amortization schedule.
     (c) The terms of the Strawberry Lane Partnership's anticipated permanent third mortgage loan in the amount of $400,000 are expected to include a term of 15 years, an interest rate of 4% and payments of principal and interest on the basis of a 50-year amortization schedule.
     (d) The terms of the Strawberry Lane Partnership's anticipated permanent fourth mortgage loan in the amount of $683,992 are expected to include a term of 30 years, an interest rate of 6% and payments of principal and interest on the basis of a 50-year amortization schedule.

                  TERMS OF INVESTMENT IN OPERATING PARTNERSHIPS

                                OWNERSHIP
                                INTEREST(%)
                                 PROFITS,
                                  LOSSES,     OPERATING
                   BCTC IV      CREDIT/NET     GENERAL    OPERATING
    PARTNERSHIP    CAPITAL      CASH FLOW/     PARTNER     DEFICIT
    NAME         CONTRIBUTION     BACKEND   CONTRIBUTION  GUARANTEE
---------------------------------------------------------------------------
1.  Amherst         $558,011    99.99/10/40   $100,000    Unlimited
    Partnership                                           in amount
                                                          for 3 years

2.  Bellamy       $2,545,280    99.99/10/40       $100    $300,000 in
    Mills                                                 the aggregate
    Partnership                                           for 3 years
                                                          after Rental
                                                          Achievement


3.  Crittenden    $1,223,897    99.90/10/20       $100    Unlimited
    Partnership                                           through
                                                          Rental
                                                          Achievement.
                                                          Upon Rental
                                                          Achievement and
                                                          fixed rate
                                                          financing, $75,000
                                                          for 3 years

4.  Dorchester    $5,613,829    99.99/20/40       $100    $500,000 in
    Court                                                 the aggregate
    Partnership                                           for 3 years
                                                          after Rental
                                                          Achievement

5.  Harbor        $2,013,704    99.99/30/30       $100    Unlimited
    Pointe                                                for 5 years
    Partnership

                                  FUND'S       DEVELOPMENT      ANNUAL
                                APPROXIMATE     FEE/OTHER     PARTNERSHIP        ASSET
                   OPERATING   AVERAGE ANNUAL  DISTRIBUTIONS MANAGEMENT FEE  MANAGEMENT FEE
    PARTNERSHIP  PARTNERSHIP'S   ANTICIPATED   TO OPERATING   TO OPERATING      TO BOSTON
    NAME          CREDIT BASE  FEDERAL CREDIT      GP             GP            CAPITAL
-------------------------------------------------------------------------------------------
1.  Amherst        $1,916,435      $67,451      $381,000        $2,500          $2,500
    Partnership

2.  Bellamy        $3,821,502     $311,803      $360,000        $2,500          $2,500
    Mills
    Partnership

3.  Crittenden     $1,910,203     $156,910      $189,247       $10,000          $5,000
    Partnership

4.  Dorchester     $9,042,603     $748,653    $1,000,000        $3,500          $3,500
    Court
    Partnership

5.  Harbor         $3,229,328     $264,456      $380,319        $2,700          $2,700
    Pointe
    Partnership

                                           OWNERSHIP
                                          INTEREST(%)
                                           PROFITS,
                                            LOSSES,          OPERATING
                          BCTC IV         CREDIT/NET          GENERAL      OPERATING
      PARTNERSHIP         CAPITAL         CASH FLOW/          PARTNER       DEFICIT
      NAME             CONTRIBUTION         BACKEND        CONTRIBUTION    GUARANTEE
-----------------------------------------------------------------------------------------
6.    Lynnelle           $2,042,494       99.99/50/50        $48,000      $144,000 in
      Landing                                                             the aggregate
      Partnership                                                         for 3 years
                                                                          after Rental
                                                                          Achievement

7.    Merchantville      $3,104,568       99.99/10/40           $100      Unlimited in
      Senior Housing                                                      duration and
      Partnership                                                         amount

8.    Schoolhouse        $2,525,871       99.00/20/20           $100      $150,000 in
      Partnership                                                         the aggregate
                                                                          for 3 years
                                                                          after Rental
                                                                          Achievement

9.    Signature          $2,873,612       99.90/20/20           $100      $350,000 in
      Station                                                             the aggregate
      Partnership                                                         for 3 years
                                                                          after Rental
                                                                          Achievement

10    Strawberry           $672,823       99.99/90/90           $100      $376,000 in
      Lane                                                                the aggregate
      Partnership                                                         for 5 years
                                                                          after Rental
                                                                          Achievement

                                         FUND'S         DEVELOPMENT        ANNUAL
                                       APPROXIMATE       FEE/OTHER       PARTNERSHIP          ASSET
                      OPERATING      AVERAGE ANNUAL    DISTRIBUTIONS   MANAGEMENT FEE     MANAGEMENT FEE
      PARTNERSHIP   PARTNERSHIP'S      ANTICIPATED     TO OPERATING     TO OPERATING        TO BOSTON
      NAME           CREDIT BASE     FEDERAL CREDIT         GP               GP              CAPITAL
--------------------------------------------------------------------------------------------------------
6.    Lynnelle        $3,403,275        $279,041            $571,485       $16,000            $2,000
      Landing
      Partnership

7.    Merchantville   $5,027,667        $403,191            $495,000        $5,000            $5,000
      Senior Housing
      Partnership

8.    Schoolhouse     $3,972,800        $324,787            $268,000        $2,000            $2,000
      Partnership

9.    Signature      $11,782,467        $413,685          $2,370,000      $250,000           $25,000
      Station
      Partnership

10    Strawberry      $2,157,108         $86,259            $301,257        $5,400            $3,000
      Lane
      Partnership

                            THE AMHERST PARTNERSHIP
                          (AMHERST ELDERLY APARTMENTS)

Amherst Elderly Apartments is a 42-unit apartment complex for senior citizens which is being constructed in Amherst, New Hampshire. Amherst Elderly Apartments will consist of 34 one-bedroom units and 8 two-bedroom units contained in 2 buildings. The complex will offer a community room, recreation room and central laundry facilities.

Individual units will contain a refrigerator, range, dishwasher, disposal, air conditioning, wall-to-wall carpeting, cable television hook-up and an emergency call system.

Construction of Amherst Elderly Apartments began in December, 2001. The Operating General Partners anticipate that construction completion and occupancy will occur as follows:

 NUMBER OF UNITS    COMPLETION         NUMBER OF UNITS     RENT-UP
-------------------------------------------------------------------------
        4           February, 2002           18            January, 2003
        4           March, 2002               6            February, 2003
        4           April, 2002               6            March, 2003
        4           May, 2002                 6            April, 2003
        4           June, 2002                6            May, 2003
        4           July, 2002
        4           August, 2002
        4           September, 2002
        4           October, 2002
        4           November, 2002
        2           December, 2002

                          THE BELLAMYMILLS PARTNERSHIP
                           (BELLAMY MILLS APARTMENTS)

Bellamy Mills Apartments is an existing 30-unit apartment complex for families which is to be rehabilitated at 50 Mill Street in Dover, New Hampshire. Bellamy Mills Apartments will consist of 6 one-bedroom units and 24 two-bedroom units contained in 1 building. The complex will offer central laundry facilities.

Individual units will contain a refrigerator, range, air conditioning and cable television hook-up.

Rehabilitation of Bellamy Mills Apartments is anticipated to begin in March, 2002. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:

         NUMBER OF UNITS           COMPLETION              NUMBER OF UNITS         RENT-UP
------------------------------------------------------------------------------------------
                8                 September, 2002                8                January, 2003
                8                 October, 2002                  8                February, 2003
                8                 November, 2002                 8                March, 2003
                6                 December, 2002                 6                April, 2003

                           THE CRITTENDEN PARTNERSHIP
                           (PARK PLAZA IV APARTMENTS)

Park Plaza IV Apartments is a 24-unit apartment complex for families which is to be constructed on Frontage Road in West Memphis, Arkansas. Park Plaza IV Apartments will consist of 24 three-bedroom units contained in 3 buildings. The complex will offer a pool and recreation room.

Individual units will contain a refrigerator, range, dishwasher, washer/dryer hook-ups, air conditioning and a patio.

Construction of Park Plaza IV Apartments is anticipated to begin in March, 2002. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

         NUMBER OF UNITS           COMPLETION              NUMBER OF UNITS         RENT-UP
-------------------------------------------------------------------------------------------
                8                  May, 2002                     8               November, 2002
               16                  June, 2002                   16               December, 2002

                        THE DORCHESTER COURT PARTNERSHIP
                          (DORCHESTER COURT APARTMENTS)

Dorchester Court Apartments is a 131-unit apartment complex for families which is being constructed on New Hampshire Avenue in Port Huron Township, Michigan. Dorchester Court Apartments will consist of 49 one-bedroom units, 66 two-bedroom units and 16 three-bedroom units contained in 4 buildings. The complex will offer a community room, pool, recreation room, individual storage units and central laundry facilities.

Individual units will contain a refrigerator, range, dishwasher, disposal, air conditioning, wall-to-wall carpeting, cable television hook-up and a patio or porch.

Construction of Dorchester Court Apartments began in January, 2002. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

  NUMBER OF UNITS      COMPLETION           NUMBER OF UNITS         RENT-UP
----------------------------------------------------------------------------------
         8            March, 2002                10                July, 2002
         8            April, 2002                10                August, 2002
         8            May, 2002                  10                September, 2002
         8            June, 2002                  2                October, 2002
         8            July, 2002                 43                January, 2003
         8            August, 2002                7                February, 2003
         8            September, 2002             7                March, 2003
         8            October, 2002               7                April, 2003
         8            November, 2002              7                May, 2003
        14            December, 2002              7                June, 2003
        15            January, 2003               7                July, 2003
        15            February, 2003              7                August, 2003
        15            March, 2003                 7                September, 2003

                         THE HARBOR POINTE PARTNERSHIP
                         (HARBOR POINTE II APARTMENTS)

Harbor Pointe II Apartments is a 72-unit apartment complex for senior citizens which is being constructed in Benton Township, Michigan. Harbor Pointe II Apartments will consist of 18 one-bedroom units and 54 two- bedroom units contained in 1 building. The complex will offer a community room and central laundry facilities.

Individual units will contain a refrigerator, range, dishwasher, disposal, air conditioning, wall-to-wall carpeting, cable television hook-up and an emergency call system.

Construction of Harbor Pointe II Apartments began in September, 2001. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

    NUMBER OF UNITS           COMPLETION              NUMBER OF UNITS         RENT-UP
--------------------------------------------------------------------------------------------
           8                 August, 2002                   8                September, 2002
           8                 September, 2002                8                October, 2002
           8                 October, 2002                  8                November, 2002
           8                 November, 2002                 8                December, 2002
           8                 December, 2002                 8                January, 2003
           8                 January, 2003                  8                February, 2003
           8                 February, 2003                 8                March, 2003
           8                 March, 2003                    8                April, 2003
           8                 April, 2003                    8                May, 2003

                        THE LYNNELLE LANDING PARTNERSHIP
                          (LYNNELLE LANDING APARTMENTS)

Lynnelle Landing Apartments is a 56-unit apartment complex for families which is being constructed on Amanita Drive in Charleston, West Virginia. Lynnelle Landing Apartments will consist of 8 one-bedroom units, 40 two-bedroom units and 8 three-bedroom units contained in 7 buildings. The complex will offer a computer room, playground, tot lots, individual storage units and central laundry facilities.

Individual units will contain a refrigerator, range, dishwasher, disposal and air conditioning.

Construction of Lynnelle Landing Apartments began in January, 2002. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

    NUMBER OF UNITS          COMPLETION              NUMBER OF UNITS         RENT-UP
-------------------------------------------------------------------------------------------
          20                 May, 2002                     20                October, 2002
          20                 June, 2002                    20                November, 2002
          16                 July, 2002                    16                December, 2002

                  THE MERCHANTVILLE SENIOR HOUSING PARTNERSHIP
                   (MERCHANTVILLE SENIOR HOUSING APARTMENTS)

Merchantville Senior Housing Apartments is a 74-unit apartment complex for senior citizens which is to be constructed on South Chestnut and Center Streets in Merchantville, New Jersey. Merchantville Senior Housing Apartments will consist of 62 one-bedroom units and 12 two-bedroom units contained in 1 building. The complex will offer central laundry facilities.

Individual units will contain a refrigerator, range, dishwasher, disposal, air conditioning, wall-to-wall carpeting, cable television hook-up and an emergency call system.

Construction of Merchantville Senior Housing Apartments is anticipated to begin in April, 2002. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

  NUMBER OF UNITS           COMPLETION              NUMBER OF UNITS         RENT-UP
-------------------------------------------------------------------------------------------
         9                 November, 2002                 9                April, 2003
         9                 December, 2002                 9                May, 2003
         8                 January, 2003                  8                June, 2003
         8                 February, 2003                 8                July, 2003
         8                 March, 2003                    8                August, 2003
         8                 April, 2003                    8                September, 2003
         8                 May, 2003                      8                October, 2003
         8                 June, 2003                     8                November, 2003
         8                 July, 2003                     8                December, 2003

                           THE SCHOOLHOUSE PARTNERSHIP
                            (SCHOOLHOUSE APARTMENTS)

Schoolhouse Apartments is a 40-unit apartment complex for families which is being constructed in Corbin, Kentucky. Schoolhouse Apartments will consist of 36 two-bedroom units and 4 three-bedroom units contained in 4 buildings. The complex will offer a community room, playground and central laundry facilities.

Individual units will contain a refrigerator, range, dishwasher, air conditioning and washer and dryer hook-ups.

Construction of Schoolhouse Apartments began in December, 2001. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

  NUMBER OF UNITS           COMPLETION              NUMBER OF UNITS         RENT-UP
-----------------------------------------------------------------------------------------
        10                 April, 2002                   10                August, 2002
        15                 May, 2002                     15                October, 2002
        15                 June, 2002                    15                December, 2002

                       THE SIGNATURE STATION PARTNERSHIP
                      (ALEXANDER AT STONECREST APARTMENTS)

Alexander at Stonecrest Apartments is a 262-unit apartment complex for families which is being constructed on Rock Chapel Road in Lithonia, Georgia. Alexander at Stonecrest Apartments will consist of 94 one-bedroom units, 112 two-bedroom units and 56 three-bedroom units contained in 9 buildings. The complex will offer a community room, recreation room and central laundry facilities.

Individual units will contain a refrigerator, range, dishwasher, disposal, air conditioning, wall-to-wall carpeting, cable television hook-up and a patio or porch.

Construction of Alexander at Stonecrest Apartments began in December, 2001. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

    NUMBER OF UNITS           COMPLETION              NUMBER OF UNITS         RENT-UP
-------------------------------------------------------------------------------------------
          18                 June, 2002                    13                October, 2002
          18                 July, 2002                    13                November, 2002
          20                 August, 2002                  13                December, 2002
          24                 September, 2002               14                January, 2003
          25                 October, 2002                 15                February, 2003
          25                 November, 2002                14                March, 2003
          25                 December, 2002                14                April, 2003
          25                 January, 2003                 14                May, 2003
          25                 February, 2003                14                June, 2003
          25                 March, 2003                   14                July, 2003
          14                 April, 2003                   14                August, 2003
          18                 May, 2003                     14                September, 2003
                                                           14                October, 2003
                                                           14                November, 2003
                                                           68                December, 2003

                         THE STRAWBERRY LANE PARTNERSHIP
                       (CLAYTON PHASE I AND II APARTMENTS)

Clayton Phase I and II Apartments is an existing 71-unit apartment complex for senior citizens which is being rehabilitated on Strawberry Lane in Clayton, New York. Clayton Phase I and II Apartments will consist of 67 one-bedroom units and 4 two-bedroom units contained in 1 building. The complex will offer central laundry facilities.

Individual units will contain a refrigerator, range and an emergency call system.

Rehabilitation of Clayton Phase I and II Apartments began in October, 2001. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:

   NUMBER OF UNITS           COMPLETION              NUMBER OF UNITS         RENT-UP
-------------------------------------------------------------------------------------------
         16                 August, 2002                  16                September, 2002
         18                 September, 2002               18                October, 2002
         19                 October, 2002                 19                November, 2002
         18                 November, 2002                18                December, 2002